Leases (Schedule of disclosures of lease liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Repayment of lease liabilities	$ (1,212)	$ (928)	$ (778)
Financial expenses	625	527
Lease liability Balance as of December 31,	8,152	6,513
Lease liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	6,931	6,711
Repayment of lease liabilities	(1,212)	(928)
Effect of changes in exchange rates	1,100	(39)
New finance lease obligation recognized	1,433	480
Adjustments for indexation	188	229
Financial expenses	625	527
Disposals-Termination of leases	(290)	(49)
Balance as of December 31,	8,775	6,931	6,711
Current maturities of long-term leases	(623)	(418)
Lease liability Balance as of December 31,	8,152	6,513
Lease liabilities [Member] | Buildings [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	6,677	6,346
Repayment of lease liabilities	(979)	(728)
Effect of changes in exchange rates	1,057	(38)
New finance lease obligation recognized	1,180	368
Adjustments for indexation	181	221
Financial expenses	598	508
Disposals-Termination of leases	(269)	0
Balance as of December 31,	8,445	6,677	6,346
Current maturities of long-term leases	(455)	(273)
Lease liability Balance as of December 31,	7,990	6,404
Lease liabilities [Member] | Motor vehicles [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Balance as of December 31,	254	365
Repayment of lease liabilities	(233)	(200)
Effect of changes in exchange rates	43	(1)
New finance lease obligation recognized	253	112
Adjustments for indexation	7	8
Financial expenses	27	19
Disposals-Termination of leases	(21)	(49)
Balance as of December 31,	330	254	$ 365
Current maturities of long-term leases	(168)	(145)
Lease liability Balance as of December 31,	$ 162	$ 109